INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes On Income [Line Items]
Income tax rate	23.00%	23.00%	24.00%
Dividend distrubutions, withholding tax rate	15.00%
Net operating loss carry forward	$ 3,189
Company recognized interest and penalties	158	$ 12	$ 344
Company recognized interest and penalties accrued	573	415
Deferred tax benefit	$ (2,042)	$ 458	(8,859)
Minimum [Member]
Taxes On Income [Line Items]
Income tax rate	21.00%
Maximum [Member]
Taxes On Income [Line Items]
Income tax rate	35.00%
Internal Revenue Service (IRS) [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 12,800
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2035
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards	Dec. 31, 2034
European Subsidiaries [Member] | Israel [Member]
Taxes On Income [Line Items]
Net operating loss carry forward	$ 8,592
TCJA [Member]
Taxes On Income [Line Items]
Deferred tax benefit			$ 836
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate	9.00%	9.00%